LVIP T. Rowe Price 2020 Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–43.93%
INVESTMENT COMPANIES–43.93%
Equity Funds–16.82%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	119,251	$1,458,794
LVIP SSGA S&P 500 Index Fund	458,669	13,308,735
LVIP SSGA Small-Cap Index Fund	38,198	1,133,185
		15,900,714
Fixed Income Fund–20.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,906,760	19,140,063
		19,140,063
International Equity Fund–6.87%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	576,267	6,495,677
		6,495,677
Total Affiliated Investments (Cost $27,623,404)		41,536,454

UNAFFILIATED INVESTMENTS–55.81%
INVESTMENT COMPANIES–55.81%
Equity Funds–22.41%
**T. Rowe Price Emerging Markets Discovery Stock Fund	90,665	1,289,252
**T. Rowe Price Growth Stock Fund	42,346	4,060,541
**T. Rowe Price Hedged Equity Fund	401,436	4,869,422
**T. Rowe Price Mid-Cap Growth Fund	9,048	840,921
**T. Rowe Price Mid-Cap Value Fund	24,048	742,838
**T. Rowe Price New Horizons Fund	9,332	466,426
**T. Rowe Price Real Assets Fund	226,183	3,315,852
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	14,320	$711,543
**T. Rowe Price Value Fund	104,511	4,887,967
		21,184,762
Fixed Income Funds–20.67%
**T. Rowe Price Dynamic Credit Fund	150,409	1,338,641
**T. Rowe Price High Yield Fund	610,913	3,579,952
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,223,089	11,386,955
**T. Rowe Price U.S. Treasury Long-Term Fund	440,369	3,241,118
		19,546,666
International Equity Funds–5.23%
**T. Rowe Price Emerging Markets Stock Fund	32,402	1,129,535
**T. Rowe Price International Stock Fund	83,158	1,680,622
**T. Rowe Price International Value Equity Fund	112,209	2,134,217
		4,944,374
International Fixed Income Funds–6.46%
**T. Rowe Price Emerging Markets Bond Fund	311,805	2,865,484
**T. Rowe Price International Bond Fund	382,530	3,247,682
		6,113,166
Money Market Fund–1.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	979,643	979,643
		979,643
Total Unaffiliated Investments (Cost $49,069,581)		52,768,611

TOTAL INVESTMENTS–99.74% (Cost $76,692,985)	94,305,065
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	243,406
NET ASSETS APPLICABLE TO 9,925,267 SHARES OUTSTANDING–100.00%	$94,548,471

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2020 Fund–1

LVIP T. Rowe Price 2020 Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-43.93%@
Equity Funds-16.82%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,640,397	$200,000	$280,000	$2,215	$(103,818)	$1,458,794	119,251	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	14,112,978	1,250,000	1,450,000	511,363	(1,115,606)	13,308,735	458,669	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,302,519	100,000	150,000	81,972	(201,306)	1,133,185	38,198	—	—
Fixed Income Fund-20.24%@
✧✧LVIP SSGA Bond Index Fund	19,082,675	550,000	1,000,000	(113,146)	620,534	19,140,063	1,906,760	—	—
International Equity Fund-6.87%@
✧✧LVIP SSGA International Index Fund	6,201,953	250,000	425,000	(2,325)	471,049	6,495,677	576,267	—	—
Total	$42,340,522	$2,350,000	$3,305,000	$480,079	$(329,147)	$41,536,454		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2020 Fund–2